OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS	8. OTHER CURRENT ASSETS

	JUNE 30, 2013	DECEMBER 31, 2012
	(in thousands)
Refundable research and development tax credits	$1,030	$593
Commodity taxes	328	165
Prepaid expenses	429	779

	$1,787	$1,537

9. OTHER CURRENT ASSETS

	DECEMBER 31,
	2012	2011
	(in thousands)
Refundable research and development tax credits	$593	$1,104
Commodity taxes	165	176
Prepaid expenses	779	268

	$1,537	$1,548

Research and development tax credits include a receivable of $311 thousand from 9222-9129 Québec Inc. at December 31, 2011.